10. Related Party Payables	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Payables
10.	RELATED PARTY PAYABLES AND ACTIVITY

Acquisition of TD Holdings

Wayne Dearing, the Managing Director of TD Holdings, was issued a promissory note in the principal amount of $2,000,000 on July 1, 2016 in connection with the Company’s acquisition of TD Holdings. The note, as amended, was due to mature on April 1, 2020. On March 16, 2020, the Company paid Mr. Dearing $1,500,000 against the principal amount of the note and restructured the remaining $500,000 in unpaid principal. Under the new terms, the note bears interest at a rate of 12% per annum and matures on June 30, 2021. Principal and interest are payable monthly in arrears, amortized over a four-year period. At December 31, 2020, the principal balance remaining on this note totaled $441,088 and is classified under Convertible Notes – Current in the Company’s consolidated financial statements.

Additionally, Mr. Dearing was entitled to 50% of any earnout payment contingent upon TD Holdings achieving certain financial milestones as defined in the Share Exchange Agreement. The earnout period, as amended, was extended until December 31, 2019. No earnout consideration was achieved, nor payment made, for any measurement period through December 31, 2019.

Mr. Dearing’s wife, Stella Dearing, is the Director of Operations of Top Draw and receives an annual salary of $83,000.

Darren Marks’s Family

The Company has engaged the family of Darren Marks, its Chief Executive Officer, to assist in the development of the Grom Social website and mobile application. These individuals have created over 1,400 hours of original short form content. Sarah Marks, the wife of Darren Marks, our President and Chief Executive Officer, Zach Marks, Luke Marks, Jack Marks, Dawson Marks, Caroline Marks and Victoria Marks, each Darren Marks’s children, are, or have been, by the Company employed or independently contracted.

During the year ended December 31, 2020, the Marks family was paid as follows: Zach $28,050, Dawson $500, and Victoria $500. During the year ended December 31, 2019, the Marks family was paid as follows: Sarah $12,600, Zach $40,593, Luke $17,659, Jack $1,800, Victoria $2,250 and Caroline $3,750.

Compensation for services provided by the Marks family is expected to continue for the foreseeable future. Each member of the Marks family is actively involved in the creation of content for the website and mobile app, including numerous videos focusing on social responsibility, anti-bullying, digital citizenship, unique blogs, and special events.

Liabilities Due to Officers and Directors

Pursuant to verbal agreements, Messrs. Marks and Leiner have made loans to the Company to help fund operations. These loans are non-interest bearing and callable on demand. During the years ended December 31, 2020 and 2019, Mr. Marks loaned $0 and $22,000, respectively, and Mr. Leiner loaned $47,707 and $81,500, respectively, to the Company.

During the year ended December 31, 2019, Mr. Marks and Mr. Leiner agreed to convert portions of their loans into equity. These transactions are summarized as follows:

Name	Date	Amount of Loan Principal Converted to Equity	Share Price Used for conversion	Trading price of Grom stock on the date of conversion	Shares issued

Darren Marks	12/10/2019	100,000	$0.18	0.10	571,429

Melvin Leiner	12/10/2019	100,000	$0.18	0.10	571,428

At December 31, 2020 and 2019, the outstanding amounts due to Mr. Marks were $43,429 and $215,122, respectively, and the outstanding amounts due to Mr. Leiner were $50,312 and $210,929, respectively.

On July 13, 2018, our director Dr. Thomas Rutherford loaned the Company $50,000. The loan is non-interest bearing and callable on demand.

At December 31, 2020 and 2019, the aggregate related party payables were $143,741 and $462,137, respectively.